UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08371

T. Rowe Price Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Real Estate Fund

Investor Class (TRREX)

This annual shareholder report contains important information about Real Estate Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Investor Class	$89	0.87%

What drove fund performance during the past 12 months?

  In 2024, real estate companies trailed the broader indexes for the second straight year as higher borrowing rates offset slightly below-average earnings growth. The regional mall and data center sectors were the top-performing segments of the U.S. real estate market during the year, while the very small mortgage/finance and agriculture/land sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, contributed to relative performance as the segment produced negative returns and underperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. An overweight allocation paired with favorable stock picking in the shopping center sector also aided relative returns, with Acadia Realty Trust performing best.

  On the negative side, the leading detractor from relative performance was the industrial sector due to unfavorable stock picking and an overweight position. Our lack of exposure to Iron Mountain meaningfully detracted, while our position in Rexford Industrial Realty strongly underperformed the broader segment. Data centers also detracted from performance due to stock selection and an underweight allocation. Not owning Digital Realty Trust notably hurt relative performance.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,555	10,180	10,398
2015	9,511	10,194	9,456
2015	9,764	9,455	9,549
2015	10,478	10,048	10,283
2016	10,924	10,145	10,883
2016	11,431	10,412	11,689
2016	11,318	10,870	11,548
2016	11,109	11,327	11,170
2017	10,969	11,978	11,454
2017	11,133	12,339	11,715
2017	11,232	12,903	11,845
2017	11,600	13,721	12,139
2018	10,765	13,633	11,330
2018	11,579	14,163	12,293
2018	11,577	15,172	12,400
2018	10,557	13,002	11,648
2019	12,262	14,828	13,648
2019	12,259	15,435	13,892
2019	12,941	15,614	14,966
2019	12,929	17,035	14,986
2020	9,417	13,475	11,473
2020	10,210	16,443	12,993
2020	10,138	17,957	13,148
2020	11,458	20,593	14,219
2021	12,579	21,900	15,402
2021	14,162	23,705	17,254
2021	14,496	23,681	17,294
2021	16,867	25,877	20,091
2022	16,363	24,512	19,034
2022	13,450	20,418	16,239
2022	12,184	19,506	14,480
2022	12,509	20,907	15,079
2023	12,861	22,408	15,342
2023	13,019	24,288	15,526
2023	12,054	23,497	14,232
2023	14,149	26,334	16,791
2024	13,886	28,973	16,572
2024	13,669	29,904	16,423
2024	15,862	31,767	19,181
2024	14,656	32,604	17,617

202501-4140694, 202502-4108756

F122-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Investor Class)	3.58%	2.54%	3.90%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	4.92	3.29	5.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$748,483
  Number of Portfolio Holdings41
  Investment Advisory Fees Paid (000s)$4,684
  Portfolio Turnover Rate6.2%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.4%
Industrial	15.7
Infrastructure	11.2
Data Centers	10.0
Health Care	9.2
Self Storage	8.5
Shopping Center	8.3
Regional Mall	4.0
Office	3.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

Equinix	10.0%
American Tower	7.4
Prologis	6.5
Public Storage	5.9
Welltower	5.5
Regency Centers	4.6
Essex Property Trust	4.1
Simon Property Group	4.0
AvalonBay Communities	3.6
Rexford Industrial Realty	3.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and FTSE, LSE Group and NAREIT do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Estate Fund

Investor Class (TRREX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Real Estate Fund

Advisor Class (PAREX)

This annual shareholder report contains important information about Real Estate Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - Advisor Class	$120	1.18%

What drove fund performance during the past 12 months?

  In 2024, real estate companies trailed the broader indexes for the second straight year as higher borrowing rates offset slightly below-average earnings growth. The regional mall and data center sectors were the top-performing segments of the U.S. real estate market during the year, while the very small mortgage/finance and agriculture/land sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, contributed to relative performance as the segment produced negative returns and underperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. An overweight allocation paired with favorable stock picking in the shopping center sector also aided relative returns, with Acadia Realty Trust performing best.

  On the negative side, the leading detractor from relative performance was the industrial sector due to unfavorable stock picking and an overweight position. Our lack of exposure to Iron Mountain meaningfully detracted, while our position in Rexford Industrial Realty strongly underperformed the broader segment. Data centers also detracted from performance due to stock selection and an underweight allocation. Not owning Digital Realty Trust notably hurt relative performance.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,553	10,180	10,398
2015	9,502	10,194	9,456
2015	9,752	9,455	9,549
2015	10,457	10,048	10,283
2016	10,897	10,145	10,883
2016	11,397	10,412	11,689
2016	11,279	10,870	11,548
2016	11,065	11,327	11,170
2017	10,916	11,978	11,454
2017	11,070	12,339	11,715
2017	11,159	12,903	11,845
2017	11,520	13,721	12,139
2018	10,685	13,633	11,330
2018	11,483	14,163	12,293
2018	11,476	15,172	12,400
2018	10,459	13,002	11,648
2019	12,137	14,828	13,648
2019	12,130	15,435	13,892
2019	12,795	15,614	14,966
2019	12,780	17,035	14,986
2020	9,301	13,475	11,473
2020	10,076	16,443	12,993
2020	10,001	17,957	13,148
2020	11,288	20,593	14,219
2021	12,388	21,900	15,402
2021	13,937	23,705	17,254
2021	14,258	23,681	17,294
2021	16,574	25,877	20,091
2022	16,069	24,512	19,034
2022	13,198	20,418	16,239
2022	11,948	19,506	14,480
2022	12,256	20,907	15,079
2023	12,608	22,408	15,342
2023	12,747	24,288	15,526
2023	11,793	23,497	14,232
2023	13,832	26,334	16,791
2024	13,563	28,973	16,572
2024	13,348	29,904	16,423
2024	15,481	31,767	19,181
2024	14,283	32,604	17,617

202501-4140694, 202502-4108756

F222-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Estate Fund (Advisor Class)	3.26%	2.25%	3.63%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	4.92	3.29	5.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$748,483
  Number of Portfolio Holdings41
  Investment Advisory Fees Paid (000s)$4,684
  Portfolio Turnover Rate6.2%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.4%
Industrial	15.7
Infrastructure	11.2
Data Centers	10.0
Health Care	9.2
Self Storage	8.5
Shopping Center	8.3
Regional Mall	4.0
Office	3.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

Equinix	10.0%
American Tower	7.4
Prologis	6.5
Public Storage	5.9
Welltower	5.5
Regency Centers	4.6
Essex Property Trust	4.1
Simon Property Group	4.0
AvalonBay Communities	3.6
Rexford Industrial Realty	3.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and FTSE, LSE Group and NAREIT do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Estate Fund

Advisor Class (PAREX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Real Estate Fund

I Class (TIRRX)

This annual shareholder report contains important information about Real Estate Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund - I Class	$63	0.62%

What drove fund performance during the past 12 months?

  In 2024, real estate companies trailed the broader indexes for the second straight year as higher borrowing rates offset slightly below-average earnings growth. The regional mall and data center sectors were the top-performing segments of the U.S. real estate market during the year, while the very small mortgage/finance and agriculture/land sectors displayed the deepest losses.

  Versus the FTSE Nareit All Equity REITs Index, our meaningful underweight to triple net real estate, where leaseholders pay maintenance, insurance, and taxes, contributed to relative performance as the segment produced negative returns and underperformed the broader real estate sector during the period. We saw limited opportunities for rent growth to drive value appreciation in the sector during the period. An overweight allocation paired with favorable stock picking in the shopping center sector also aided relative returns, with Acadia Realty Trust performing best.

  On the negative side, the leading detractor from relative performance was the industrial sector due to unfavorable stock picking and an overweight position. Our lack of exposure to Iron Mountain meaningfully detracted, while our position in Rexford Industrial Realty strongly underperformed the broader segment. Data centers also detracted from performance due to stock selection and an underweight allocation. Not owning Digital Realty Trust notably hurt relative performance.

  We remain focused on investing in companies that own well-located real estate, meaning that demand exceeds supply over a sustainable time period. In addition, our portfolio remains invested in companies with below-average financial leverage and ample liquidity.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	503,850	501,104	504,689
3/31/16	525,493	505,956	534,157
6/30/16	550,073	519,265	573,731
9/30/16	544,832	542,101	566,811
12/31/16	534,955	564,920	548,240
3/31/17	528,408	597,365	562,204
6/30/17	536,303	615,379	574,990
9/30/17	541,262	643,510	581,354
12/31/17	559,385	684,291	595,793
3/31/18	519,327	679,881	556,093
6/30/18	558,786	706,321	603,354
9/30/18	558,861	756,638	608,608
12/31/18	510,050	648,422	571,696
3/31/19	592,546	739,483	669,882
6/30/19	592,835	769,766	681,871
9/30/19	625,784	778,714	734,580
12/31/19	625,646	849,557	735,561
3/31/20	455,800	672,002	563,137
6/30/20	494,410	820,028	637,740
9/30/20	491,172	895,532	645,326
12/31/20	555,060	1,027,010	697,889
3/31/21	609,698	1,092,194	755,968
6/30/21	686,718	1,182,188	846,887
9/30/21	703,228	1,180,986	848,833
12/31/21	818,901	1,290,553	986,105
3/31/22	794,490	1,222,431	934,215
6/30/22	653,496	1,018,271	797,027
9/30/22	592,520	972,809	710,694
12/31/22	607,991	1,042,677	740,087
3/31/23	625,945	1,117,544	752,999
6/30/23	634,132	1,211,271	762,059
9/30/23	587,027	1,171,858	698,545
12/31/23	689,354	1,313,323	824,133
3/31/24	676,900	1,444,909	813,381
6/30/24	667,367	1,491,377	806,082
9/30/24	774,780	1,584,277	941,426
12/31/24	716,322	1,625,996	864,700

202501-4140694, 202502-4108756

F432-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Real Estate Fund (I Class)	3.91%	2.74%	4.06%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
FTSE Nareit All Equity REITs Index (Strategy Benchmark)	4.92	3.29	6.25

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$748,483
  Number of Portfolio Holdings41
  Investment Advisory Fees Paid (000s)$4,684
  Portfolio Turnover Rate6.2%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Apartment Residential	21.4%
Industrial	15.7
Infrastructure	11.2
Data Centers	10.0
Health Care	9.2
Self Storage	8.5
Shopping Center	8.3
Regional Mall	4.0
Office	3.2
Other	8.5

Top Ten Holdings (as a % of Net Assets)

Equinix	10.0%
American Tower	7.4
Prologis	6.5
Public Storage	5.9
Welltower	5.5
Regency Centers	4.6
Essex Property Trust	4.1
Simon Property Group	4.0
AvalonBay Communities	3.6
Rexford Industrial Realty	3.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and FTSE, LSE Group and NAREIT do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Estate Fund

I Class (TIRRX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRREX Real Estate Fund
PAREX Real Estate Fund–
.
Advisor Class
TIRRX Real Estate Fund–
.
I Class

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 12.12 $ 12.00 $ 20.17 $ 15.93 $ 25.70
Investment activities
Net investment income
(1)(2)
0.24 0.26 0.22 0.21 0.29
Net realized and unrealized
gain/loss 0.21 1.26 (5.33) 7.14 (3.38)
Total from investment
activities 0.45 1.52 (5.11) 7.35 (3.09)
Distributions
Net investment income (0.26) (0.27) (0.22) (0.36) (0.53)
Net realized gain (0.82) (1.13) (2.84) (2.75) (6.15)
Total distributions (1.08) (1.40) (3.06) (3.11) (6.68)
NET ASSET VALUE
End of period $ 11.49 $ 12.12 $ 12.00 $ 20.17 $ 15.93
Ratios/Supplemental Data
Total return
(2)(3)
3.58% 13.12% (25.84)% 47.21% (11.38)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.87% 0.87% 0.82% 0.77% 0.78%
Net expenses after waivers/
payments by Price Associates 0.87% 0.87% 0.82% 0.77% 0.78%
Net investment income 2.00% 2.13% 1.27% 1.08% 1.38%
Portfolio turnover rate 6.2% 9.6% 35.5% 20.0% 18.0%
Net assets, end of period (in
millions) $473 $549 $759 $1,532 $1,109
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 12.60 $ 12.42 $ 20.74 $ 16.31 $ 26.13
Investment activities
Net investment income
(1)(2)
0.21 0.24 0.18 0.16 0.34
Net realized and unrealized
gain/loss 0.22 1.31 (5.48) 7.32 (3.54)
Total from investment
activities 0.43 1.55 (5.30) 7.48 (3.20)
Distributions
Net investment income (0.22) (0.24) (0.18) (0.30) (0.47)
Net realized gain (0.82) (1.13) (2.84) (2.75) (6.15)
Total distributions (1.04) (1.37) (3.02) (3.05) (6.62)
NET ASSET VALUE
End of period $ 11.99 $ 12.60 $ 12.42 $ 20.74 $ 16.31
Ratios/Supplemental Data
Total return
(2)(3)
3.26% 12.86% (26.05)% 46.83% (11.67)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.19% 1.10% 1.09% 1.06% 1.03%
Net expenses after
waivers/payments by Price
Associates 1.18% 1.10% 1.09% 1.06% 1.03%
Net investment income 1.67% 1.89% 1.05% 0.81% 1.58%
Portfolio turnover rate 6.2% 9.6% 35.5% 20.0% 18.0%
Net assets, end of period (in
thousands) $11,187 $13,790 $16,057 $28,216 $31,021
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Estate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 12.12 $ 12.00 $ 20.20 $ 15.94 $ 25.72
Investment activities
Net investment income
(1)(2)
0.27 0.29 0.28 0.24 0.34
Net realized and unrealized
gain/loss 0.22 1.26 (5.37) 7.16 (3.41)
Total from investment
activities 0.49 1.55 (5.09) 7.40 (3.07)
Distributions
Net investment income (0.29) (0.30) (0.27) (0.39) (0.56)
Net realized gain (0.82) (1.13) (2.84) (2.75) (6.15)
Total distributions (1.11) (1.43) (3.11) (3.14) (6.71)
NET ASSET VALUE
End of period $ 11.50 $ 12.12 $ 12.00 $ 20.20 $ 15.94
Ratios/Supplemental Data
Total return
(2)(3)
3.91% 13.38% (25.76)% 47.53% (11.28)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.67% 0.64% 0.61% 0.62%
Net expenses after
waivers/payments by Price
Associates 0.62% 0.64% 0.64% 0.61% 0.62%
Net investment income 2.21% 2.38% 1.68% 1.26% 1.56%
Portfolio turnover rate 6.2% 9.6% 35.5% 20.0% 18.0%
Net assets, end of period (in
millions) $264 $336 $352 $261 $197
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Estate Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.1%
REAL ESTATE  99.1%
Agriculture/Land  2.9%
Rayonier, REIT  335,048 8,745
Weyerhaeuser, REIT  451,020 12,696
21,441
Apartment Residential  21.4%
American Homes 4 Rent, Class A, REIT  603,693 22,590
Apartment Investment & Management, Class A, REIT (1) 469,931 4,272
AvalonBay Communities, REIT  124,080 27,294
Camden Property Trust, REIT  96,940 11,249
Equity LifeStyle Properties, REIT  321,131 21,387
Equity Residential, REIT  332,399 23,853
Essex Property Trust, REIT  107,998 30,827
Sun Communities, REIT  149,100 18,335
159,807
Data Centers  10.0%
Equinix , REIT  79,041 74,527
74,527
Health Care  9.2%
Alexandria Real Estate Equities, REIT  59,435 5,798
Ventas, REIT  366,839 21,603
Welltower , REIT  326,888 41,198
68,599
Industrial  15.7%
EastGroup Properties, REIT  127,149 20,406
Lineage, REIT  59,724 3,498
Prologis, REIT  457,353 48,342
Rexford Industrial Realty, REIT  632,177 24,440
Terreno Realty, REIT  354,747 20,980
117,666
Infrastructure  11.2%
American Tower, REIT  303,439 55,654
Crown Castle, REIT  100,964 9,163
SBA Communications, REIT  94,273 19,213
84,030
Lodging & Leisure  3.0%
Apple Hospitality REIT, REIT  564,188 8,660
Hilton Worldwide Holdings  28,802 7,119

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
Host Hotels & Resorts, REIT  124,646 2,184
Pebblebrook Hotel Trust, REIT  357,662 4,846
22,809
Office  3.2%
Douglas Emmett, REIT (2) 529,573 9,829
Kilroy Realty, REIT  195,453 7,906
Vornado Realty Trust, REIT  141,100 5,932
23,667
Other Real Estate  0.7%
CBRE Group, Class A (1) 40,716 5,345
5,345
Regional Mall  4.0%
Simon Property Group, REIT  171,963 29,614
29,614
Self Storage  8.5%
CubeSmart , REIT  399,252 17,108
Extra Space Storage, REIT  16,031 2,398
Public Storage, REIT  148,387 44,433
63,939
Shopping Center  8.3%
Acadia Realty Trust, REIT (2) 622,575 15,041
Federal Realty Investment Trust, REIT  26,888 3,010
Kimco Realty, REIT  418,566 9,807
Regency Centers, REIT  467,375 34,553
62,411
Triple Net  1.0%
Gaming & Leisure Properties, REIT  163,200 7,860
7,860
Total Real Estate 741,715
Total Common Stocks (Cost $445,573) 741,715
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 3,094,504 3,095
Total Short-Term Investments (Cost $3,095) 3,095

T. ROWE PRICE Real Estate Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.53% (3)(4) 420,050 420
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 420
Total Securities Lending Collateral (Cost $420) 420
Total Investments in Securities
99.6% of Net Assets
(Cost $449,088) $ 745,230
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at December 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Real Estate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 396++
Totals $ —# $ — $ 396+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 16,249  ¤  ¤ $ 3,515
Total $ 3,515^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $396 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,515.

T. ROWE PRICE Real Estate Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $449,088) $ 745,230
Dividends receivable 3,370
Receivable for investment securities sold 1,039
Receivable for shares sold 562
Foreign currency (cost $17) 17
Other assets 58
Total assets 750,276
Liabilities
Payable for shares redeemed 616
Obligation to return securities lending collateral 420
Investment management fees payable 384
Due to affiliates 112
Payable to directors 1
Other liabilities 260
Total liabilities 1,793
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 748,483

T. ROWE PRICE Real Estate Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 296,826
Paid-in capital applicable to 65,086,036 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 451,657
NET ASSETS $ 748,483
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $472,864; Shares outstanding: 41,154,107) $ 11.49
Advisor Class
(Net assets: $11,187; Shares outstanding: 932,806) $ 11.99
I Class
(Net assets: $264,432; Shares outstanding: 22,999,123) $ 11.50

T. ROWE PRICE Real Estate Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend $ 23,413
Securities lending 1
Other 1
Total income 23,415
Expenses
Investment management 4,785
Shareholder servicing
Investor Class $ 1,257
Advisor Class 39
I Class 98 1,394
Rule 12b-1 fees
Advisor Class 30
Prospectus and shareholder reports
Investor Class 20
Advisor Class 2
I Class 6 28
Custody and accounting 197
Registration 79
Legal and audit 30
Directors 3
Waived / paid by Price Associates (101)
Total expenses 6,445
Net investment income 16,970

T. ROWE PRICE Real Estate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 58,827
Foreign currency transactions (2)
Net realized gain 58,825
Change in net unrealized gain / loss on securities (50,049)
Net realized and unrealized gain / loss 8,776
INCREASE IN NET ASSETS FROM OPERATIONS $ 25,746

T. ROWE PRICE Real Estate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,970 $ 20,928
Net realized gain 58,825 81,825
Change in net unrealized gain / loss (50,049) 13,141
Increase in net assets from operations 25,746 115,894
Distributions to shareholders
Net earnings
Investor Class (42,862) (60,849)
Advisor Class (938) (1,442)
I Class (25,033) (37,444)
Decrease in net assets from distributions (68,833) (99,735)
Capital share transactions
*
Shares sold
Investor Class 52,219 42,467
Advisor Class 2,632 2,410
I Class 36,061 30,624
Distributions reinvested
Investor Class 41,011 58,337
Advisor Class 916 1,402
I Class 23,832 35,878
Shares redeemed
Investor Class (144,140) (321,629)
Advisor Class (5,608) (6,337)
I Class (114,791) (86,205)
Decrease in net assets from capital share
transactions (107,868) (243,053)

T. ROWE PRICE Real Estate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Decrease during period (150,955) (226,894)
Beginning of period 899,438 1,126,332
End of period $ 748,483 $ 899,438
*Share information (000s)
Shares sold
Investor Class 4,306 3,477
Advisor Class 210 192
I Class 2,952 2,539
Distributions reinvested
Investor Class 3,449 4,878
Advisor Class 74 113
I Class 2,005 2,998
Shares redeemed
Investor Class (11,941) (26,258)
Advisor Class (446) (503)
I Class (9,698) (7,090)
Decrease in shares outstanding (9,089) (19,654)

T. ROWE PRICE Real Estate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term growth through a combination of capital appreciation and current income. The fund has three classes of shares: the Real Estate Fund (Investor Class), the Real
Estate Fund–Advisor Class (Advisor Class) and the Real Estate Fund–I Class
(I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions

T. ROWE PRICE Real Estate Fund

are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis,

T. ROWE PRICE Real Estate Fund

to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Estate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Real Estate Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP,

T. ROWE PRICE Real Estate Fund

investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $412,000; the value of cash collateral and related investments was $420,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $49,892,000 and
$197,650,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the recharacterization of distributions.

T. ROWE PRICE Real Estate Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to deferral of REIT income and differences in treatment of corporate actions.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 18,300 $ 21,698
Long-term capital gain 50,533 78,037
Total distributions $ 68,833 $ 99,735
($000s)
Cost of investments $ 454,731
Unrealized appreciation $ 336,553
Unrealized depreciation (46,054)
Net unrealized appreciation (depreciation) $ 290,499
($000s)
Undistributed long-term capital gain $ 4,826
Net unrealized appreciation (depreciation) 290,499
Other temporary differences 1,501
Total distributable earnings (loss) $ 296,826

T. ROWE PRICE Real Estate Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to

T. ROWE PRICE Real Estate Fund

the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $215,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $997,000 for T. Rowe Price Services, Inc.;
and $47,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $(1) $(100)

T. ROWE PRICE Real Estate Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Real Estate Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Real Estate
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Real Estate Fund, Inc. (the "Fund")
as of December 31, 2024, the related statement of operations for the year ended
December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Real Estate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Real Estate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $55,891,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $273,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $23,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $15,918,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F122-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Estate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2025